Income Taxes (Details) - Schedule of reconciliation of the statutory US federal income tax rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of the statutory US federal income tax rate [Abstract]
Federal tax	21.00%	21.00%
State tax	1.70%	4.10%
Discontinued operations	0.00%	(5.40%)
Permanent items	(5.00%)	(1.60%)
Measurement Period Adjustment	(16.90%)	0.00%
Valuation Allowance	2.30%	(22.60%)
Other	(6.50%)	(0.30%)
Effective income tax rate	(3.40%)	(4.80%)